Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Shares at Jan. 31, 2013	100,000,000
Beginning Balance, Value at Jan. 31, 2013	$ 100,000		$ (95,727)	$ 4,273
Shares Issued for Cash, Shares	30,900,000
Shares Issued for Cash, Value	$ 30,900		(16,050)	14,850
Net Loss			(15,621)	(15,621)
Ending Balance, Shares at Jan. 31, 2014	130,900,000
Ending Balance, Value at Jan. 31, 2014	$ 130,900		(127,398)	3,502
Forgiveness of Director Loan		$ 6,623		6,623
Issuance of Shares for Asset Contribution, Shares	2,000,000
Issuance of Shares for Asset Contribution, Value	$ 2,000	8,000		10,000
Net Loss			(41,002)	(41,002)
Ending Balance, Shares at Jan. 31, 2015	132,900,000
Ending Balance, Value at Jan. 31, 2015	$ 132,900	14,623	(168,400)	(20,877)
Office Space Rent Provided by Related Party		58,500		58,500
Net Loss			(92,535)	(92,535)
Ending Balance, Shares at Jan. 31, 2016	132,900,000
Ending Balance, Value at Jan. 31, 2016	$ 132,900	73,123	(260,935)	(54,912)
Forgiveness of Director Loan
Net Loss			(47,907)	(47,907)
Ending Balance, Shares at Jan. 31, 2017	132,900,000
Ending Balance, Value at Jan. 31, 2017	$ 132,900	73,123	(308,842)	(102,819)
Shares Issued for Services, Shares	500,000
Shares Issued for Services, Value	$ 500	57,000		57,500
Forgiveness of Director Loan
Net Loss			(662,996)	(662,996)
Ending Balance, Shares at Jan. 31, 2018	133,400,000
Ending Balance, Value at Jan. 31, 2018	$ 133,400	$ 130,123	$ (971,838)	(708,315)
Net Loss				(482,485)
Ending Balance, Value at Apr. 30, 2018				$ (1,190,800)